Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues:
Total net revenues	¥ 5,013,182	$ 726,843	¥ 4,015,794	¥ 2,526,806
Cost of revenues:
Total cost of revenues	¥ 2,426,766	$ 351,848	¥ 2,026,956	¥ 1,419,369
Gross margin:
Total gross margin	52.00%	52.00%	50.00%	44.00%
Learning services [Member]
Net revenues:
Total net revenues	¥ 3,084,375	$ 447,192	¥ 2,441,421	¥ 1,513,960
Cost of revenues:
Total cost of revenues	¥ 1,172,703	$ 170,025	¥ 980,700	¥ 716,504
Gross margin:
Total gross margin	62.00%	62.00%	60.00%	53.00%
Smart devices [Member]
Net revenues:
Total net revenues	¥ 1,256,446	$ 182,168	¥ 980,424	¥ 539,962
Cost of revenues:
Total cost of revenues	¥ 765,641	$ 111,008	¥ 618,925	¥ 355,970
Gross margin:
Total gross margin	39.00%	39.00%	37.00%	34.00%
Online marketing services [Member]
Net revenues:
Total net revenues	¥ 672,361	$ 97,483	¥ 593,949	¥ 472,884
Cost of revenues:
Total cost of revenues	¥ 488,422	$ 70,815	¥ 427,331	¥ 346,895
Gross margin:
Total gross margin	27.00%	27.00%	28.00%	27.00%